UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21941

AMERISTOCK ETF TRUST
(Exact name of registrant as specified in charter)

1320 HARBOR BAY PARKWAY, SUITE 145
ALAMEDA CA 94502

 (Address of principal executive offices) (Zip code)

Nicholas D. Gerber,
1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502
(Name and Address of Agent for Service)

Registrant's telephone number, including area code:

(510) 522-3336

Date of fiscal year end: June 30

Date of reporting period: 7/1/06 to 6/30/07

Item 1. Proxy Voting Record.

The following Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period:

Ameristock/Ryan 1-Year Treasury ETF

Ameristock/Ryan 2-Year Treasury ETF

Ameristock/Ryan 5-Year Treasury ETF

Ameristock/Ryan 10-Year Treasury ETF

Ameristock/Ryan 20-Year Treasury ETF

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ameristock ETF Trust

 By (Signature and Title)*

/s/Nicholas D. Gerber
Nicholas D. Gerber

Date: August 10, 2007

_______________________

* Print the name and title of each officer under his or her signature.